Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 195,239	$ 164,942	$ 131,024